Contingent Liabilities Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Loss Contingencies [Line Items]
Commitments and Contingencies Disclosure [Text Block]
Contingent Liabilities
The Company is a defendant in lawsuits and other adversary proceedings arising in the ordinary course of business. Legal costs incurred in connection with the resolution of claims and lawsuits are generally expensed as incurred, and the Company establishes accruals for the outcome of litigation where losses are deemed probable and reasonably estimable. The Company’s assessment of the current exposure could change in the event of the discovery of additional facts with respect to legal matters pending against the Company or determinations by judges, juries, administrative agencies or other finders of fact that are not in accordance with the Company’s evaluation of claims.

As of December 31, 2016, the Company had accrued charges of approximately $2.3 million for legal contingencies related to various legal and other adversary proceedings. This amount was paid out in full settlement of the related litigation during the year ended December 31, 2017. As of December 31, 2017, the Company had accrued charges of approximately $20,000 for legal contingencies related to various legal and other adversary proceedings.